Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000012489
Average Annual Return [Line Items]
Line Graph and Table Measure Name	DF Dent Premier Growth Fund
C000102025
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor
C000115949
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor
Without Sales Load [Member] | C000012489
Average Annual Return [Line Items]
Average Annual Return, Percent		6.85%	5.14%	12.47%
Without Sales Load [Member] | C000102025
Average Annual Return [Line Items]
Average Annual Return, Percent		0.49%	1.38%	10.33%
Without Sales Load [Member] | C000195205
Average Annual Return [Line Items]
Average Annual Return, Percent		0.62%	1.43%	10.39%
Without Sales Load [Member] | C000231957
Average Annual Return [Line Items]
Average Annual Return, Percent		0.65%	1.48%	10.38%
Without Sales Load [Member] | C000115949
Average Annual Return [Line Items]
Average Annual Return, Percent		(3.25%)	0.94%	9.81%
Without Sales Load [Member] | C000195206
Average Annual Return [Line Items]
Average Annual Return, Percent		(3.19%)	1.03%	9.90%
Without Sales Load [Member] | C000256263
Average Annual Return [Line Items]
Average Annual Return, Percent		(3.12%)	0.96%	9.83%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.88%	14.42%	14.82%
Russell 2500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500 Index
Average Annual Return, Percent		11.91%	7.26%	10.40%
Russell 2500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500 Index
Average Annual Return, Percent		11.91%	7.26%	10.40%
Russell 2500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500 Index
Average Annual Return, Percent		11.91%	7.26%	10.40%
Russell 2000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		12.81%	6.09%	9.62%
Russell 2000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		12.81%	6.09%	9.62%
Russell 2000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		12.81%	6.09%	9.62%
Russell Midcap Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Index
Average Annual Return, Percent		8.66%	6.65%	12.49%
Russell Midcap Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Index
Average Annual Return, Percent		8.66%	6.65%	12.49%
Russell Midcap Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Index
Average Annual Return, Percent		8.66%	6.65%	12.49%
Russell 2000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Average Annual Return, Percent		13.01%	3.18%	9.57%
Russell 2000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Average Annual Return, Percent		13.01%	3.18%	9.57%
Russell 2000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Average Annual Return, Percent		13.01%	3.18%	9.57%